Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents due in 90 days or less, Cost	$ 51,319	$ 106,140	$ 32,890	$ 19,158
Investments, Cost	60,476
Total cash, cash equivalents and investments, Cost	111,795
Investments, Gross unrealized gains	9
Investments, Gross unrealized losses	(138)
Cash and cash equivalents due in 90 days or less, Estimated fair value	51,319	106,140
Investments, Estimated fair value	60,347
Total cash, cash equivalents and investments, Estimated fair value	111,666
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized gains	9
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized losses	(138)
Cash and cash equivalents	51,319	$ 106,140	$ 32,890	$ 19,158
U.S. Treasury Securities Due in One Year or Less [Member]
Summary Of Significant Accounting Policies [Line Items]
Investments, Cost	3,501
Investments, Gross unrealized gains	5
Investments, Estimated fair value	3,506
Non-U.S. Government Securities Due in One Year or Less [Member]
Summary Of Significant Accounting Policies [Line Items]
Investments, Cost	14,515
Investments, Gross unrealized gains	2
Investments, Gross unrealized losses	(23)
Investments, Estimated fair value	14,494
Corporate Securities Due in One Year or Less [Member]
Summary Of Significant Accounting Policies [Line Items]
Investments, Cost	42,460
Investments, Gross unrealized gains	2
Investments, Gross unrealized losses	(115)
Investments, Estimated fair value	$ 42,347